Taxes, Income Tax and Social Contribution - Summary of Tax Payable (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Social security contributions	R$ 705	R$ 794
Non-current
Total non-current liabilities	28	724
Total liabilities	733	1,518
Non-current
Total asset	1,087
ICMS [member]
Current
Social security contributions	497	502
COFINS [member]
Current
Social security contributions	126	128
Non-current
Total non-current liabilities	24	595
PASEP [member]
Current
Social security contributions	27	28
Non-current
Total non-current liabilities	4	129
Social Security Contributions [member]
Current
Social security contributions	20	25
Other Tax Authority [member]
Current
Social security contributions	35	R$ 111
Pasep and COFINS [member]
Non-current
Total asset	R$ 1,087